                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chesley, Taft & Associates, LLC
            ------------------------------------------
Address:    10 South LaSalle Street, Suite 3250
            ------------------------------------------
            Chicago, Illinois 60603
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-10082
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Faris F. Chesley
          --------------------------------------------
Title:    Manager
          --------------------------------------------
Phone:    312-873-1260
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ FARIS F. CHESLEY   Chicago, Illinois                      February 12, 2004
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       113
                                              -----------------------

Form 13F Information Table Value Total:      $284,342
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                     FORM 13F INFORMATION TABLE

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COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                TITLE OF                  VALUE     SHRS OR  SH/    PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                  CLASS        CUSIP      [x$1000]   PRN AMT  PRN    CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                COM        88579y101     4800     56451    SH                SOLE                   47501            8950
------------------------------------------------------------------------------------------------------------------------------------
AFLAC Inc                 COM        001055102      538     14883    SH                SOLE                   14083             800
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs               COM        002824100     1730     37133    SH                SOLE                   26358           10775
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp               COM        021441100      856     37718    SH                SOLE                   28478            9240
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc.         COM        02209s103      325      5981    SH                SOLE                    5981
------------------------------------------------------------------------------------------------------------------------------------
Ambac Financial
 Group, Inc.              COM        023139108     5039     72625    SH                SOLE                   11700           60925
------------------------------------------------------------------------------------------------------------------------------------
American International
 Group                    COM        026874107     3371     50859    SH                SOLE                   41961            8898
------------------------------------------------------------------------------------------------------------------------------------
Amgen                     COM        031162100     3457     55938    SH                SOLE                   44853           11085
------------------------------------------------------------------------------------------------------------------------------------
Anthem, Inc.              COM        03674b104     4399     58650    SH                SOLE                                   58650
------------------------------------------------------------------------------------------------------------------------------------
BB&T Corp                 COM        054937107      277      7175    SH                SOLE                    7175
------------------------------------------------------------------------------------------------------------------------------------
BP PLC ADR F
 Sponsored ADR            COM        055622104     2790     56530    SH                SOLE                   10177           46353
------------------------------------------------------------------------------------------------------------------------------------
Bank America Corp         COM        060505104     5255     65336    SH                SOLE                    7792           57544
------------------------------------------------------------------------------------------------------------------------------------
Bank One Corp             COM        06423A103     3156     69226    SH                SOLE                   10280           58946
------------------------------------------------------------------------------------------------------------------------------------
Brinker International
 Inc.                     COM        109641100      433     13050    SH                SOLE                   13050
------------------------------------------------------------------------------------------------------------------------------------
Bristol Meyers Squibb Co  COM        110122108      320     11189    SH                SOLE                    2600            8589
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health           COM        14149Y108     5207     85132    SH                SOLE                   18557           66575
------------------------------------------------------------------------------------------------------------------------------------
Caremark RX Inc           COM        141705103     8238    325220    SH                SOLE                   69370          255850
------------------------------------------------------------------------------------------------------------------------------------
Cendant Corporation       COM        151313103     2518    113050    SH                SOLE                                  113050
------------------------------------------------------------------------------------------------------------------------------------
Century Telephone
 Enterprises              COM        156700106      346     10616    SH                SOLE                    5229            5387
------------------------------------------------------------------------------------------------------------------------------------
Chevron Texaco Corp       COM        166764100     3624     41952    SH                SOLE                    1643           40309
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems             COM        17275R102     5323    219129    SH                SOLE                  173432           45697
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.            COM        172967101    11041    227453    SH                SOLE                   75305          152148
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co              COM        191216100     3500     68962    SH                SOLE                   54430           14532
------------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology
  Solutions               COM        192446102     1994     43695    SH                SOLE                   14745           28950
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive
 Company                  COM        194162103      314      6275    SH                SOLE                    6275
------------------------------------------------------------------------------------------------------------------------------------
Commerce Bancshares       COM        200525103      221      4504    SH                SOLE                                    4504
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison, Inc. COM        209115104      833     19362    SH                SOLE                     162           19200
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Consolidated-Tomoka
 Land Co.                 COM        210226106      300      9168    SH                SOLE                                    9168
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                 COM        247025109      394     11605    SH                SOLE                    7805            3800
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Corporation  COM        260543103      478     11500    SH                SOLE                    7000            4500
------------------------------------------------------------------------------------------------------------------------------------
EMC Corporation           COM        268648102      376     29100    SH                SOLE                   25600            3500
------------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.               COM        278865100      660     24100    SH                SOLE                   16250            7850
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric          COM        291011104      330      5100    SH                SOLE                    5100
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts Inc Cl A  COM        302182100     3165     47640    SH                SOLE                   41155            6485
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp          COM        30231G102     7042    171763    SH                SOLE                   79615           92148
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage COM        313586109      225      3000    SH                SOLE                    1800            1200
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp           COM        319963104     7811    190090    SH                SOLE                   59605          130485
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


                                                     FORM 13F INFORMATION TABLE

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COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                TITLE OF                  VALUE     SHRS OR  SH/    PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                  CLASS        CUSIP      [x$1000]   PRN AMT  PRN    CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

Fiserv Inc.               COM        337738108      442     11199    SH                SOLE                    6137            5062
------------------------------------------------------------------------------------------------------------------------------------
Fortune Brands            COM        349631101     4822     67445    SH                SOLE                    9120           58325
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac               COM        313400301      803     13775    SH                SOLE                   13525             250
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.      COM        369604103     4167    134507    SH                SOLE                   94782           39725
------------------------------------------------------------------------------------------------------------------------------------
Grainger WW Inc           COM        384802104      358      7555    SH                SOLE                    3955            3600
------------------------------------------------------------------------------------------------------------------------------------
Harley Davidson Inc.      COM        412822108     1570     33036    SH                SOLE                   23586            9450
------------------------------------------------------------------------------------------------------------------------------------
Health Management
 Associates I             COM        421933102      985     41037    SH                SOLE                   37537            3500
------------------------------------------------------------------------------------------------------------------------------------
Hillenbrand Industries
 Inc.                     COM        431573104     2063     33250    SH                SOLE                                   33250
------------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares
 Inc.                     COM        446150104      270     12000    SH                SOLE                   12000
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works       COM        452308109     2897     34521    SH                SOLE                   28671            5850
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation         COM        458140100     5457    169457    SH                SOLE                  132391           37066
------------------------------------------------------------------------------------------------------------------------------------
International Business
 Machine                  COM        459200101     9237     99664    SH                SOLE                   37154           62510
------------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.               COM        461202103     5586    105583    SH                SOLE                   44508           61075
------------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering        COM        469814107     4956    103225    SH                SOLE                   51525           51700
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         COM        478160104    12090    234028    SH                SOLE                   77632          156396
------------------------------------------------------------------------------------------------------------------------------------
Johnson Controls          COM        478366107     2965     25534    SH                SOLE                   23534            2000
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark
 Corporation              COM        494368103      681     11520    SH                SOLE                    9220            2300
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications
 Holdings, I              COM        502424104     6653    129540    SH                SOLE                   45065           84475
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp    COM        535678106      752     17875    SH                SOLE                   12400            5475
------------------------------------------------------------------------------------------------------------------------------------
Lowes Companies Inc.      COM        548661107     6481    117000    SH                SOLE                   12700          104300
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp                 COM        55262L100     8758    352445    SH                SOLE                  151377          201068
------------------------------------------------------------------------------------------------------------------------------------
Masco Corp.               COM        574599106      277     10100    SH                SOLE                    2500            7600
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc.            COM        585055106     4168     85744    SH                SOLE                   60369           25375
------------------------------------------------------------------------------------------------------------------------------------
Merck                     COM        589331107     1739     37637    SH                SOLE                   29291            8346
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corporation     COM        594918104     9515    345501    SH                SOLE                  167843          177658
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust Company    COM        665859104      793     17081    SH                SOLE                    7981            9100
------------------------------------------------------------------------------------------------------------------------------------
Nurses Network Com Inc    COM        670577105        0     34482    SH                SOLE                                   34482
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group             COM        681919106     1041     11925    SH                SOLE                    9500            2425
------------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans       COM        691471106      239      5500    SH                SOLE                                    5500
------------------------------------------------------------------------------------------------------------------------------------
Paychex Inc.              COM        704326107      383     10297    SH                SOLE                    9732             565
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc.              COM        713448108      841     18031    SH                SOLE                   14506            3525
------------------------------------------------------------------------------------------------------------------------------------
Performance Food
 Group Company            COM        713755106     4061    112267    SH                SOLE                                  112267
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc               COM        717081103    10358    293171    SH                SOLE                  127749          165422
------------------------------------------------------------------------------------------------------------------------------------
Procter And Gamble        COM        742718109     2894     28975    SH                SOLE                   23645            5330
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc.             COM        747525103      507      9400    SH                SOLE                    7000            2400
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.   COM        74834l100     4292     58700    SH                SOLE                                   58700
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum     COM        780257804      840     16035    SH                SOLE                    7021            9014
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc    COM        78387G103      552     21186    SH                SOLE                   19186            2000
------------------------------------------------------------------------------------------------------------------------------------
SLM Corp                  COM        78442P106      671     17815    SH                SOLE                   15715            2100
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp             COM        803111103      471     21717    SH                SOLE                   17911            3806
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd          COM        806857108      229      4191    SH                SOLE                    4041             150
------------------------------------------------------------------------------------------------------------------------------------
Servicemaster Co. (The)   COM        81760N109      302     25950    SH                SOLE                     900           25050
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

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COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                TITLE OF                  VALUE     SHRS OR  SH/    PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                  CLASS        CUSIP      [x$1000]   PRN AMT  PRN    CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp Com           COM        852061100      241     14651    SH                SOLE                    3300           11351
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp            COM        855244109     4030    121893    SH                SOLE                  108243           13650
------------------------------------------------------------------------------------------------------------------------------------
Stericycle Inc.           COM        858912108     5945    127310    SH                SOLE                   52535           74775
------------------------------------------------------------------------------------------------------------------------------------
Suntrust Banks Inc        COM        867914103      393      5500    SH                SOLE                     600            4900
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                COM        871829107     7910    212463    SH                SOLE                   89880          122583
------------------------------------------------------------------------------------------------------------------------------------
Target Inc.               COM        87612E106      414     10788    SH                SOLE                    9900             888
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical
  Industries              COM        881624209     4285     75560    SH                SOLE                   29440           46120
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.    COM        882508104      399     13575    SH                SOLE                    7925            5650
------------------------------------------------------------------------------------------------------------------------------------
Tribune Company           COM        896047107     2187     42380    SH                SOLE                   35430            6950
------------------------------------------------------------------------------------------------------------------------------------
United Healthcare Corp    COM        91324P102     1736     29835    SH                SOLE                   25635            4200
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp  COM        913017109      204      2155    SH                SOLE                    1655             500
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications    COM        92343V104      236      6739    SH                SOLE                    6739
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp             COM        929903102      544     11675    SH                SOLE                    7900            3775
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.     COM        931142103     3351     63169    SH                SOLE                   53574            9595
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Company          COM        931422109     7345    201903    SH                SOLE                   93390          108513
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.-New     COM        949746101    10396    176526    SH                SOLE                   65486           11040
------------------------------------------------------------------------------------------------------------------------------------
William Wrigley Jr Co     COM        982526105      443      7877    SH                SOLE                                    7877
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.     COM        98956P102      353      5017    SH                SOLE                    2709            2308
------------------------------------------------------------------------------------------------------------------------------------
Baxter International
 Conv. Pfd                CONV PFD   071813406     1416     25620    SH                SOLE                     620           25000
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Municipal Value
  Fund                    ETF        670928100       93     10000    SH                SOLE                                   10000
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Performance
 Plus Municipal           ETF        67062P108      317     21100    SH                SOLE                                   21100
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Prem Income Mun
 Fund 2                   ETF        67063W102      840     57800    SH                SOLE                                   57800
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Premium Income
 Municipal                ETF        6706K4105      254     20000    SH                SOLE                                   20000
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Premium Income
 Municipal                ETF        67062T100      291     20000    SH                SOLE                                   20000
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Select Tax
 Free Income              ETF        67063C106      141     10600    SH                SOLE                                   10600
------------------------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 Index
 Fund                     ETF        464287507      849      7381    SH                SOLE                    7011             370
------------------------------------------------------------------------------------------------------------------------------------
S&P Smallcap 600 Index
 Fund                     ETF        464287804      470      3510    SH                SOLE                    3335             175
------------------------------------------------------------------------------------------------------------------------------------
SPDR Trust, Series 1      ETF        78462f103      364      3270    SH                SOLE                    2495             775
------------------------------------------------------------------------------------------------------------------------------------
Scudder Municipal Income
 Trust                    ETF        81118R604      124     10000    SH                SOLE                                   10000
------------------------------------------------------------------------------------------------------------------------------------
VanKampen Amer. Capital
 Advan.                   ETF        921124103      369     22500    SH                SOLE                                   22500
------------------------------------------------------------------------------------------------------------------------------------
iShares MSCI EAFE Index
 Fund                     ETF        464287465      401      2935    SH                SOLE                    2935
------------------------------------------------------------------------------------------------------------------------------------
iShares MSCI Japan Index
 Fund                     ETF        464286848      549     57000    SH                SOLE                                   57000
------------------------------------------------------------------------------------------------------------------------------------
Abbey National PLC 7.25%
 Sub C                    PFD        002920502      330     13000    SH                SOLE                                   13000
------------------------------------------------------------------------------------------------------------------------------------
Lehman Bros. 6.5% Pfd F   PFD        524908720      270     10000    SH                SOLE                                   10000
------------------------------------------------------------------------------------------------------------------------------------